Financial instruments - additional disclosures (Details 5) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (131)	$ (1,075)
Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(232)	(19)
Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(55)	(68)
Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(704)
Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(186)
Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(936)	(1,162)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(55)	(68)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(55)
Level 2 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(68)
Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(131)	(1,075)
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(232)	(19)
Level 3 of fair value hierarchy [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(704)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(131)
Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (936)	$ (1,094)